Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies [Abstract]
Schedule of Minimum Guarantees Relating to Service, Majority Relate to Minimum Royalty Payments Associated with License Agreements for the use of Licensed Content
The Group is subject to the following minimum guarantees relating to the content on its service, the majority of which relate to minimum royalty payments associated with its license agreements for the use of licensed content, as at December 31:

	2020	2019	2018
	(in € millions)
Not later than one year	317	657	548
Later than one year but not more than 5 years	3,259	383	152
	3,576	1,040	700

Schedule of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancellable Agreements
In addition to the minimum guarantees listed above, the Group is subject to various non-cancelable purchase obligations and service agreements with minimum spend commitments, including a service agreement with Google for the use of Google Cloud Platform and certain podcast commitments as at December 31:

	2020	2019	2018
	(in € millions)
Not later than one year	279	56	22
Later than one year but not more than 5 years	619	144	271
	898	200	293